Consolidated Statement of Cash Flows, Current Financial Investments - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flows
Current financial investments.	€ 3,182,276	€ 3,919,216
Cash and cash equivalents	2,384,220	1,861,616	€ 1,147,923	€ 1,290,796
Current financial investments and cash and cash equivalents	€ 5,566,496	€ 5,780,800	€ 1,147,923